JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	253	81,420

Alternative Energy — 0.7%
First Solar, Inc.*	1,171	116,105

Automobiles & Parts — 0.8%
Gentex Corp.	1,511	49,939
Genuine Parts Co.	906	85,055

		134,994

Banks — 0.2%
TFS Financial Corp.	1,446	25,551

Beverages — 3.8%
Brown-Forman Corp., Class B	1,260	90,304
Coca-Cola Co. (The)	1,848	88,981
Constellation Brands, Inc., Class A	426	89,856
Keurig Dr Pepper, Inc.	2,818	89,613
Molson Coors Beverage Co., Class B	2,100	105,336
Monster Beverage Corp.*	1,087	94,384
PepsiCo, Inc.	731	99,833

		658,307

Chemicals — 5.1%
Air Products and Chemicals, Inc.	347	92,566
Ashland Global Holdings, Inc.	1,104	88,309
Axalta Coating Systems Ltd.*	585	15,789
Celanese Corp.	90	10,993
Ecolab, Inc.	427	87,326
International Flavors & Fragrances, Inc.(a)	578	64,956
Linde plc (United Kingdom)	424	104,049
NewMarket Corp.	111	43,533
PPG Industries, Inc.	715	96,318
RPM International, Inc.	1,192	98,304
Scotts Miracle-Gro Co. (The)	601	133,067
WR Grace & Co.	791	45,894

		881,104

Construction & Materials — 0.1%
MDU Resources Group, Inc.	472	12,409

Electricity — 11.0%
Alliant Energy Corp.	1,868	90,878
American Electric Power Co., Inc.	1,254	101,461
Avangrid, Inc.	1,563	72,320
CMS Energy Corp.	1,669	94,933
Consolidated Edison, Inc.	1,173	83,025
Dominion Energy, Inc.	1,175	85,646
DTE Energy Co.	824	97,825
Edison International	844	49,087
Entergy Corp.	873	83,223
Evergy, Inc.	1,625	87,311
Eversource Energy	1,153	100,888
Exelon Corp.	2,274	94,507
FirstEnergy Corp.	1,821	56,014
Hawaiian Electric Industries, Inc.	1,246	41,193
IDACORP, Inc.	657	58,013
NextEra Energy, Inc.	1,453	117,504
NRG Energy, Inc.	945	39,132
OGE Energy Corp.	2,476	75,568
Pinnacle West Capital Corp.	1,127	84,807
PPL Corp.	3,066	84,836
Public Service Enterprise Group, Inc.	1,821	102,759
Southern Co. (The)	1,604	94,508
Xcel Energy, Inc.	1,472	94,193

		1,889,631

Electronic & Electrical Equipment — 0.7%
Hubbell, Inc.	401	62,395
Waters Corp.*	195	51,611

		114,006

Fixed Line Telecommunications — 1.3%
AT&T, Inc.	3,031	86,777
Lumen Technologies, Inc.	3,544	43,875
Verizon Communications, Inc.	1,707	93,458

		224,110

Food & Drug Retailers — 0.6%
AmerisourceBergen Corp.	230	23,966
CVS Health Corp.	1,122	80,391

		104,357

Food Producers — 9.0%
Archer-Daniels-Midland Co.	2,076	103,821
Bunge Ltd.	1,175	76,892
Campbell Soup Co.	1,810	87,079
Conagra Brands, Inc.	2,776	96,050
Corteva, Inc.	1,634	65,131
Flowers Foods, Inc.	2,769	63,576
General Mills, Inc.	1,542	89,590
Hershey Co. (The)	626	91,045
Hormel Foods Corp.	1,902	89,128
Ingredion, Inc.	1,018	76,828
JM Smucker Co. (The)	842	98,017
Kellogg Co.	1,484	87,467
Kraft Heinz Co. (The)	1,304	43,697
Lamb Weston Holdings, Inc.	1,247	93,151
McCormick & Co., Inc. (Non-Voting)	987	88,376
Mondelez International, Inc., Class A	1,697	94,082
Pilgrim’s Pride Corp.*	378	7,326
Post Holdings, Inc.*	850	80,622
TreeHouse Foods, Inc.*	552	23,311
Tyson Foods, Inc., Class A	1,248	80,259
US Foods Holding Corp.*	321	9,948

		1,545,396

Gas, Water & Multiutilities — 5.3%
Ameren Corp.	1,249	90,828
American Water Works Co., Inc.	705	112,109
Atmos Energy Corp.	927	82,503
CenterPoint Energy, Inc.	2,433	51,312
Duke Energy Corp.	1,099	103,306
Essential Utilities, Inc.	1,920	88,896
National Fuel Gas Co.	1,620	65,221
NiSource, Inc.	3,779	83,705
Sempra Energy	683	84,528
UGI Corp.	1,696	61,039
WEC Energy Group, Inc.	1,028	91,389

		914,836

General Industrials — 1.5%
3M Co.	395	69,386
AptarGroup, Inc.	310	41,221

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Avery Dennison Corp.	413	62,309
Honeywell International, Inc.	240	46,889
Silgan Holdings, Inc.	340	12,386
Sonoco Products Co.	420	24,322

		256,513

General Retailers — 3.6%
AutoZone, Inc.*	79	88,351
Bright Horizons Family Solutions, Inc.*	40	6,079
Copart, Inc.*	43	4,719
Costco Wholesale Corp.	285	100,443
Graham Holdings Co., Class B	42	23,861
Home Depot, Inc. (The)	409	110,765
O’Reilly Automotive, Inc.*	131	55,737
Rollins, Inc.	1,109	39,946
Service Corp. International	1,863	93,951
Walmart, Inc.	719	101,012

		624,864

Health Care Equipment & Services — 14.9%
Baxter International, Inc.	1,112	85,435
Becton Dickinson and Co.	377	98,695
Bio-Rad Laboratories, Inc., Class A*	154	88,361
Bio-Techne Corp.	342	111,119
Boston Scientific Corp.*	2,555	90,549
Chemed Corp.	103	53,344
Cooper Cos., Inc. (The)	280	101,931
Danaher Corp.	473	112,498
Edwards Lifesciences Corp.*	1,026	84,727
Encompass Health Corp.	403	32,401
Henry Schein, Inc.*	1,278	84,156
Hill-Rom Holdings, Inc.	901	86,532
Hologic, Inc.*	1,277	101,815
IDEXX Laboratories, Inc.*	230	110,096
Integra LifeSciences Holdings Corp.*	233	15,387
Laboratory Corp. of America Holdings*	194	44,409
Masimo Corp.*	325	83,174
Medtronic plc	934	103,982
PerkinElmer, Inc.	617	90,742
QIAGEN NV*	1,091	59,078
Quest Diagnostics, Inc.	820	105,903
STERIS plc	542	101,414
Stryker Corp.	441	97,466
Teleflex, Inc.	252	95,163
Thermo Fisher Scientific, Inc.	225	114,683
UnitedHealth Group, Inc.	310	103,410
Varian Medical Systems, Inc.*	495	86,907
West Pharmaceutical Services, Inc.	384	115,004
Zimmer Biomet Holdings, Inc.	672	103,266

		2,561,647

Household Goods & Home Construction — 2.8%
Church & Dwight Co., Inc.	1,093	92,282
Clorox Co. (The)	479	100,331
Leggett & Platt, Inc.	1,641	67,281
NVR, Inc.*	25	111,162
Procter & Gamble Co. (The)	788	101,030

		472,086

Industrial Metals & Mining — 0.4%
Fastenal Co.	1,640	74,768

Industrial Transportation —0.9%
Expeditors International of Washington, Inc.	691	61,858
United Parcel Service, Inc., Class B	634	98,270

		160,128

Leisure Goods — 3.2%
Activision Blizzard, Inc.	1,155	105,105
Electronic Arts, Inc.	679	97,233
Garmin Ltd.	864	99,239
Hasbro, Inc.	521	48,880
Pool Corp.	323	114,400
Zynga, Inc., Class A*	8,955	88,744

		553,601

Media — 0.3%
Omnicom Group, Inc.	570	35,557
Walt Disney Co. (The)*	100	16,817

		52,374

Mining — 0.5%
Newmont Corp.	1,393	83,023

Mobile Telecommunications — 1.1%
Telephone and Data Systems, Inc.	2,571	48,206
T-Mobile US, Inc.*	800	100,864
United States Cellular Corp.*	1,214	37,853

		186,923

Nonlife Insurance — 4.2%
Allstate Corp. (The)	867	92,925
American Financial Group, Inc.	320	30,125
Aon plc, Class A	119	24,169
Arch Capital Group Ltd.*	907	28,489
Arthur J Gallagher & Co.	567	65,437
Berkshire Hathaway, Inc., Class B*	464	105,732
Brown & Brown, Inc.	2,157	92,945
Markel Corp.*	39	37,810
Marsh & McLennan Cos., Inc.	857	94,193
RenaissanceRe Holdings Ltd. (Bermuda)	551	82,892
White Mountains Insurance Group Ltd.	44	44,880
WR Berkley Corp.	464	28,833

		728,430

Oil & Gas Producers — 3.2%
Cabot Oil & Gas Corp.	4,851	88,919
Chevron Corp.	993	84,604
ConocoPhillips	2,096	83,903
EOG Resources, Inc.	972	49,533
Exxon Mobil Corp.	2,043	91,608
Phillips 66	1,243	84,275
Valero Energy Corp.	1,055	59,534

		542,376

Oil Equipment, Services & Distribution — 2.2%
Baker Hughes Co.	3,176	63,806
Cheniere Energy, Inc.*	1,675	106,078
Kinder Morgan, Inc.	5,974	84,114
ONEOK, Inc.	9	358
Schlumberger NV	1,548	34,381
Williams Cos., Inc. (The)	4,020	85,345

		374,082

Personal Goods — 2.8%
Colgate-Palmolive Co.	1,240	96,720
Columbia Sportswear Co.	291	25,451

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Estee Lauder Cos., Inc. (The), Class A	431	101,996
Kimberly-Clark Corp.	673	88,903
NIKE, Inc., Class B	776	103,666
VF Corp.	938	72,104

		488,840

Pharmaceuticals & Biotechnology — 6.6%
Abbott Laboratories	989	122,231
AbbVie, Inc.	925	94,794
Amgen, Inc.	402	97,055
Bristol-Myers Squibb Co.	1,447	88,889
Eli Lilly and Co.	622	129,357
Gilead Sciences, Inc.	1,434	94,070
Johnson & Johnson	707	115,333
Merck & Co., Inc.	1,207	93,023
Pfizer, Inc.	2,326	83,503
Regeneron Pharmaceuticals, Inc.*	176	88,676
United Therapeutics Corp.*	191	31,290
Zoetis, Inc.	655	101,034

		1,139,255

Real Estate Investment Trusts — 1.6%
AGNC Investment Corp.	329	5,133
American Tower Corp.	54	12,278
Annaly Capital Management, Inc.	442	3,589
Apple Hospitality REIT, Inc.	765	9,547
Crown Castle International Corp.	585	93,167
Equity Commonwealth	1,531	43,649
Equity LifeStyle Properties, Inc.	587	35,713
Gaming and Leisure Properties, Inc.	324	13,326
Public Storage	97	22,079
Starwood Property Trust, Inc.	1,537	28,834
WP Carey, Inc.	33	2,191

		269,506

Software & Computer Services — 4.9%
Amdocs Ltd.	1,344	94,913
ANSYS, Inc.*	303	107,374
CDK Global, Inc.	1,240	61,876
Cerner Corp.	650	52,072
Citrix Systems, Inc.	527	70,254
Cognizant Technology Solutions Corp., Class A	160	12,472
International Business Machines Corp.	387	46,096
Intuit, Inc.	287	103,673
IQVIA Holdings, Inc.*	268	47,650
Microsoft Corp.	575	133,377
Synopsys, Inc.*	443	113,164

		842,921

Support Services — 2.2%
Automatic Data Processing, Inc.	598	98,742
Jack Henry & Associates, Inc.	296	42,858
Paychex, Inc.	143	12,487
Republic Services, Inc.	1,082	97,942
Verisk Analytics, Inc.	118	21,653
Waste Management, Inc.	896	99,743

		373,425

Technology Hardware & Equipment — 1.3%
L3Harris Technologies, Inc.	464	79,581
Motorola Solutions, Inc.	570	95,504
Texas Instruments, Inc.	321	53,186

		228,271

Tobacco — 1.0%
Altria Group, Inc.	2,005	82,366
Philip Morris International, Inc.	1,065	84,827

		167,193

Travel & Leisure — 1.4%
Choice Hotels International, Inc.	463	46,596
McDonald’s Corp.	504	104,751
Yum! Brands, Inc.	918	93,168

		244,515

TOTAL COMMON STOCKS (Cost $17,086,284)		17,126,967

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $18,179)	18,179	18,179

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(b)(c)	24,948	24,950
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) 40,746		40,746

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $65,701)		65,696

TOTAL SHORT-TERM INVESTMENTS (Cost $83,880)		83,875

Total Investments — 100.2% (Cost $17,170,164)		17,210,842
Liabilities in Excess of Other Assets — (0.2%)		(40,747)

Net Assets — 100.0%		17,170,095

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $62,933.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	03/2021	USD	37,130	41

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$17,210,842	$—	$—	$17,210,842

Appreciation in Other Financial Instruments
Futures Contracts(a)	$41	$—	$—	$41

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$249,950	$—	$225,000	$(45)	$45	$24,950	24,948	$39	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	205,400	867,704	1,032,358	—	—	40,746	40,746	7	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	79,780	568,066	629,667	—	—	18,179	18,179	4	—

Total	$535,130	$1,435,770	$1,887,025	$(45)	$45	$83,875		$50	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.